STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT
Cash and cash equivalents		R$ 4,007,257	R$ 5,821,672
Short-term investments		1,978,740	2,520,648
Trade receivables		3,476,359	3,597,535
Inventories		5,403,526	4,544,270
Recoverable taxes		1,029,625	1,071,349
Income tax and social contribution		508,130	242,091
Derivative financial instruments		81,159	139,856
Other current assets		912,160	616,120	[1]
Current assets other than assets held for sale		17,396,956	18,553,541
Assets held for sale		52,921	181,279
Total current assets		17,449,877	18,734,820
NON-CURRENT
Recoverable taxes		1,349,624	932,212
Income tax and social contribution		84,729	478,524
Deferred income tax and social contribution	[2]	2,954,074	1,339,725
Judicial deposits		585,284	566,190
Derivative financial instruments		893,970	1,768,122
Short-term investments		36,921	16,104
Other noncurrent assets		1,763,051	1,527,668	[1]
Total noncurrent assets		7,667,653	6,628,545
Property, plant and equipment		5,377,408	5,235,057
Intangible assets		26,857,583	26,917,128
Right-of-use		3,095,969	3,402,047
Total noncurrent assets		42,998,613	42,182,777
TOTAL ASSETS		60,448,490	60,917,597
CURRENT
Borrowings, financing and debentures		945,069	3,805,649
Leases		1,005,523	1,059,661
Trade payable and reverse factoring operations		6,770,579	6,774,205
Dividends and interest on shareholders' equity payable		180,772	0
Payroll, profit sharing and social charges		1,255,348	1,340,683
Tax liabilities		766,430	785,367
Income tax and social contribution		365,457	441,253
Derivative financial instruments		458,492	61,201
Provision for tax, civil and labor risks		230,097	199,733
Other current liabilities		1,716,110	1,691,834
Total current liabilities		13,693,877	16,159,586
NON-CURRENT
Borrowings, financing and debentures		11,771,763	10,017,264
Lease		2,542,339	2,798,794
Payroll, profit sharing and social charges		53,748	43,763
Tax liabilities		114,797	109,454
Deferred income tax and social contribution	[2]	994,041	1,288,045
Provision for tax, civil and labor risks		1,768,744	2,000,444
Other noncurrent liabilities		942,456	1,113,139
Total noncurrent liabilities		18,187,888	17,370,903
TOTAL LIABILITIES		31,881,765	33,530,489
SHAREHOLDERS' EQUITY
Capital stock		12,481,683	12,377,999
Treasury shares		(151,342)	(11,667)
Capital reserve		10,478,804	11,052,135
Legal profit reserve		871,223	120,166
Retained (losses) income		0	(759,937)
Other comprehensive income		4,865,202	4,585,631
Equity attributable to owners of parent excluding transaction with shareholders		28,545,570	27,364,327
Non-controlling interest in shareholders' equity of subsidiaries		21,155	22,781
Total shareholders' equity		28,566,725	27,387,108
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		R$ 60,448,490	R$ 60,917,597

[1]	some amounts originally presented as of December 31, 2020 were reclassified for a better disclosure. Note that this reclassification does not impact the total amount originally presented as current and non-current assets.
[2]	Balance already includes any offsetting of deferred tax assets and liabilities of the same nature and originating from the same jurisdiction.